SHORT-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM BANK LOANS
Schedule of short-term bank loans

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	740,000	960,000	137,895
Short-term bank loans pledged by deposits	1,042,900	1,159,000	166,481
Secured bank borrowings	—	391,500	56,235
	1,782,900	2,510,500	360,611